Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through the date of the consolidated financial statements which were issued, and determined that no events that would have required adjustment or disclosure in the consolidated financial statements.